Equity-method investees	12 Months Ended
Dec. 31, 2021
Disclosure Of Equity Method Investees [Abstract]
Equity-method investees

11 Equity-method investees

Changes in the carrying amount of equity-method investees for the years ended December 31, 2021 and 2020 are analysed as follows.

	Natuzzi Trading Shanghai	Nars Miami LLC	Natuzzi Texas LLC	Natuzzi Store (UK) ltd	Salena S.r.l.	Total
Balance as at December 31, 2019	41,236	106	—	—	—	41,342
Share of profit for the year	1,455	—	—	—	—	1,455
Share of other comprehensive income	(365)	(8)	—	—	—	(373)
Dividends received	(2,335)	—	—	—	—	(2,335)
Balance as at December 31, 2020	39,991	98	—	—	—	40,089
Acquisition of non-controlling interests	—	—	270	18	—	288
Share of profit for the year	3,409	152	—	—	—	3,561
Share of other comprehensive income	2,320	8	—	—	—	2,328
Dividends received	(1,490)	(254)	—	—	—	(1,744)
Balance as at December 31, 2021	44,230	4	270	18	—	44,522

As at December 31, 2021 and 2020 equity-method investees include: (a) the 49% stake in the joint venture Natuzzi Trading Shanghai; (b) the 49% stake in the associate Nars Miami LLC; (c) the 51% stake in the joint venture Natuzzi Texas LLC; (d) the 30% stake in the associate Natuzzi Store (UK) ltd; (e) the 49% interest in the associate Salena S.r.l., whose carrying value was totally impaired in 2014 in consideration of some legal disputes among shareholders.

All such investments are accounted for using the equity method.

(i) Disclosures on Natuzzi Trading (Shanghai) Co. Ltd., joint venture

On March 22, 2018, the Company signed a Joint Venture Agreement and a Share Purchase Agreement with Kuka Group (Kuka), a leading distributor of upholstered furniture in China. Such agreements, which aim to expand the Company’s retail network on the Chinese market, provide for an investment by Kuka in the Group of 65,000, of which: (a) a 35,000 capital injection into the subsidiary Natuzzi Trading (Shanghai) Co. Ltd. (Natuzzi Trading Shanghai), increasing the share capital of the latter, in exchange for a 27.46% interest; and (b) 30,000 for the purchase of an additional 23.54% interest in the subsidiary, Natuzzi Trading Shanghai, which was owned by Natuzzi.

Such agreements were finally completed on July 27, 2018, after obtaining the necessary authorizations and approvals. Following such agreements, the Company and Kuka own, respectively, a 49% and a 51% interest in Natuzzi Trading Shanghai.

Both the Joint Venture Agreement and the Share Purchase Agreement incorporated some conditions precedent, including: (a) the stipulation of a license contract between Natuzzi and Kuka for the use of the exclusive and permanent rights to Natuzzi trademarks, for a total consideration of 15,000; (b) the stipulation of the distribution contracts between Natuzzi and Kuka, in accordance with which Natuzzi Trading Shanghai is to exclusively distribute Natuzzi Italia and Natuzzi Editions branded products, to be purchased mainly by Natuzzi Group, through a network of directly-operated single-brand stores and franchises in China, as well as through online stores. Such contract was signed on March 22, 2018 and became effective on July 27, 2018.

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2019 with the carrying amount as at December 31, 2020 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2019		41,236
Group’s share of profit for the year	1,873
Elimination of amortisation of Natuzzi’s trademarks	367
Elimination of intercompany profit on inventories	(396)
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	1,455	1,455
Group’s share of other comprehensive income		(365)
Dividends distribution		(2,335)
Carrying amount as at December 31, 2020		39,991

The following table shows the reconciliation of the carrying amount of the retained interest in Natuzzi Trading Shanghai as at December 31, 2020 with the carrying amount as at December 31, 2021 included in the consolidated statement of financial position.

Carrying amount as at December 31, 2020		39,991
Dividends distribution		(1,490)
Group’s share of profit for the year	4,065
Elimination of amortisation of Natuzzi’s trademarks	367
Elimination of intercompany profit on inventories	(634)
Amortisation of intangibles assets	(519)
Reversal of deferred tax liabilities	130
Group’s share of profit for the year, net of equity method adjustments	3,409	3,409
Group’s share of other comprehensive income		2,320
Carrying amount as at December 31, 2021		44,230

Summarised financial information of the joint venture Natuzzi Trading Shanghai, based on its IFRS financial statements, and reconciliation with the carrying amount of the Group’s share in net assets and in profit or loss as reported in the consolidated financial statements are set out below.

Summarised statement of financial position of Natuzzi Trading Shanghai and Group’s share in net assets as at December 31, 2021 and 2020

	31/12/21	31/12/20
Current assets	79,527	60,319
Non-current assets	21,619	20,197
Current liabilities	(50,092)	(38,427)
Non-current liabilities	(1,344)	(2,367)
Net Assets	49,710	39,722
Group’s share in net assets – 49% of net assets	24,358	19,463
Intangible assets	2,832	3,351
Goodwill	26,140	26,140
Elimination of intercompany profit from licensing Natuzzi’s trademarks	(6,095)	(6,462)
Elimination of intercompany profit on inventories	(2,298)	(1,664)
Deferred tax liabilities	(707)	(837)
Group’s carrying amount of interest	44,230	39,991

As at December 31, 2021 and 2020 cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current are set out below.

	31/12/21	31/12/20
Cash and cash equivalents	61,944	43,668
Bank overdrafts and borrowings	—	—
Lease liabilities current	(2,616)	(2,432)
Lease liabilities non-current	(1,344)	(2,367)
Total, net	57,984	38,869

Summarised statement of profit or loss of Natuzzi Trading Shanghai and Group’s share of profit for the year ended December 31, 2021, 2020 and 2019

	2021	2020	2019
Revenue	96,272	62,023	52,714
Cost of sales	(57,120)	(37,414)	(33,754)
Other income and expenses, net	(39)	(413)	41
Selling expenses	(23,937)	(17,685)	(13,570)
Administrative expenses	(4,983)	(2,185)	(1,883)
Net finance income	1,213	864	1,194
Profit before tax	11,406	5,190	4,742
Income tax expense	(3,111)	(1,368)	(1,304)
Profit for the period	8,295	3,822	3,438
Other comprehensive profit/(loss)	4,734	(744)	227
Total comprehensive profit for the period	13,029	3,078	3,665
Group’s share of profit for the period – 49%	4,065	1,873	1,684
Elimination of amortisation of Natuzzi’s trademarks	367	367	368
Elimination of intercompany profit on inventories	(634)	(396)	(671)
Amortisation of intangible assets	(519)	(519)	(519)
Deferred tax liabilities	130	130	130
Group’s share of profit/(loss), net of equity method adj.	3,409	1,455	992
Group’s share of other comprehensive income/(loss) for the period	2,320	(365)	111
Group’s share of total comprehensive income/(loss) for the period	5,729	1,090	1,103
Dividends received by the Group	1,490	2,335	—

For the years ended December 31, 2021, 2020 and 2019, depreciation and amortisation, interest income, interest expense and income tax expense are set below.

	2021	2020	2019
Depreciation and amortisation	4,507	4,106	2,916
Interest income	1,529	1,256	1,419
Interest expense	316	392	257
Income tax expense	3,111	1,368	1,304

(ii) Disclosures on Nars Miami LLC, associate

Nars Miami LLC, an immaterial associate, is engaged in the sale of the Group’s upholstery furniture and home furnishings accessories to end customers, under a franchisee agreement. The principal place of business of such associate is in Miami, Florida (USA).

(iii) Disclosures on Natuzzi Texas LLC, joint venture

Natuzzi Texas LLC is an immaterial joint venture, set up in 2021, which is engaged in the sale of the Group’s Natuzzi upholstery furniture and home furnishings accessories to end consumers through directly-operated single-brand stores (Natuzzi Italia stores). The company opened its first store in February 2022.

(iv) Disclosures on Natuzzi Stores (UK) Ltd, associate

Natuzzi Stores (UK) Ltd is an immaterial associate, in which the Group acquired a 30% stake in early 2021. Natuzzi Stores (UK) Ltd is engaged in the sale of upholstered furniture and home furnishings accessories to end consumers through directly-operated Natuzzi Italia mono-brand stores.